Document and Entity Information	May 28, 2026
Cover [Abstract]
Entity Registrant Name	Tamboran Resources Corp
Amendment Flag	true
Entity Central Index Key	0001997652
Document Type	8-K/A
Document Period End Date	May 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-42149
Entity Tax Identification Number	93-4111196
Entity Address, Address Line One	Suite 01, Level 39, Tower One
Entity Address, Address Line Two	International Towers Sydney
Entity Address, Address Line Three	100 Barangaroo Avenue
Entity Address, City or Town	Barangaroo
Entity Address, Postal Zip Code	NSW 2000
Entity Address, Country	AU
City Area Code	61
Local Phone Number	2 8330 6626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TBN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On May 28, 2026, Tamboran Resources Corporation (“Tamboran”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), which reported under Item 2.01 that on May 28, 2026, Tamboran, Tamboran (Beetaloo) Pty Ltd, a company organized under the laws of Australia and an indirect wholly owned subsidiary of Tamboran (“Australia Sub”), and Tamboran Resources Investments Holding Corporation, a Delaware corporation and an indirect wholly owned subsidiary of Tamboran (“U.S. Sub”), completed the previously announced acquisition of all of the subsidiaries of Falcon Oil & Gas Ltd., a corporation incorporated under the Business Corporations Act (British Columbia) (“Falcon” and such transaction, the “Arrangement”), pursuant to an Arrangement Agreement, dated as of September 30, 2025, by and among Tamboran, Australia Sub, U.S. Sub and Falcon (as amended by that certain Amending Agreement (the “Amending Agreement”) dated as of March 31, 2026, by and among Tamboran, Australia Sub, U.S. Sub and Falcon, the “Arrangement Agreement”). This first amendment to the Original 8-K (“Amendment No. 1”) is being filed to provide the consolidated financial statements of Falcon and the pro forma financial statements of Tamboran required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K.